Retirement benefits (Tables)	12 Months Ended
Mar. 31, 2020
Schedule of Allocation of Plan Assets
Plan investment assets for gratuity funds and the pension fund measured at fair value by level and in total as of March 31, 2019 and March 31, 2020 are summarized in the table below.

	As of March 31, 2019						As of March 31, 2020
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	(In millions)
Funds managed by insurance company (1)	Rs.	—	Rs.	—	Rs.	625.0	Rs.	—	Rs.	—	Rs.	600.2
Funds managed by insurance company (2)		—		4,632.5		—		—		4,937.3		—
Funds managed by trust
— Government securities		—		106.6		—		—		110.8		—
— Debenture and bonds		—		320.1		—		—		108.7		—
— Others		37.1		—		—		118.0		—		—

Total	Rs.	37.1	Rs.	5,059.2	Rs.	625.0	Rs.	118.0	Rs.	5,156.8	Rs.	600.2

							US$	1.6	US$	68.4	US$	8.0

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets
The table below presents a reconciliation of all Plan investment assets measured at fair value using significant unobservable inputs (Level 3) during fiscal 2019 and 2020.

	Funds managed by Insurance companies as of March 31,
	2019		2020		2020
	(In millions)
Particulars
Opening balance	Rs.	519.9	Rs.	625.0	US$	8.3
Realized interest credited to fund		36.7		48.0		0.6
Contribution during the period		88.6		89.5		1.2
Amount paid towards claim		(20.2)		(162.3)		(2.1)

Closing balance	Rs.	625.0	Rs.	600.2	US$	8.0

Gratuity
Schedule of Defined Benefit Plans Disclosures
The following table sets out the funded status of the gratuity plan and the amounts recognized in the Bank’s financial statements as of March 31, 2019 and March 31, 2020:

	As of March 31,
	2019		2020		2020
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	5,975.5	Rs.	6,653.5	US$	88.3
Service cost		820.6		965.4		12.8
Interest cost		476.7		483.3		6.4
Actuarial(gains)/ losses		(46.4)		368.9		4.9
Benefits paid		(572.9)		(588.1)		(7.8)

Projected benefit obligation, end of the period		6,653.5		7,883.0		104.6

Change in plan assets:
Fair value of plan assets, beginning of the period		4,573.4		5,501.8		73.0
Expected return on plan assets		347.4		389.9		5.2
Actuarial gains/(losses)		130.2		(620.5)		(8.2)

Actual return on plan assets		477.6		(230.6)		(3.0)
Employer contributions		1,023.7		1,096.7		14.5
Benefits paid		(572.9)		(588.1)		(7.8)

Fair value of plan assets, end of the period		5,501.8		5,779.8		76.7

Funded Status	Rs.	(1,151.7)	Rs.	(2,103.2)	US$	(27.9)

Schedule of Net Benefit Costs
Net gratuity cost for the years ended March 31, 2018, March 31, 2019 and March 31, 2020 was comprised of the following components:

	Fiscal years ended March 31,
	2018		2019		2020		2020
	(In millions)
Service cost	Rs.	741.0	Rs.	820.6	Rs.	965.4	US$	12.8
Interest cost		392.2		476.7		483.3		6.4
Expected return on plan assets		(297.4)		(347.4)		(389.9)		(5.2)
Actuarial (gains)/losses		85.1		(176.6)		989.4		13.1

Net gratuity cost*	Rs.	920.9	Rs.	773.3	Rs.	2,048.2	US$	27.1

*	Effective April 1, 2018, the Bank adopted ASU 2017-07 Compensation- Retirement Benefits (Topic 715) -Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. Accordingly, service cost is reported in the Consolidated Statements of Income in line Non-interest expense-salaries and staff benefits and other components of net benefit cost is reported in the Consolidated Statements of Income in line Non-interest expense –Administrative and other. The amendments have been applied retrospectively.

Schedule of Assumptions Used
The assumptions used in accounting for the gratuity plan are set out below:

Fiscal years ended March 31,
	2018	2019	2020
(% per annum)
Discount rate*	7.4-8.0	7.2-8.4	6.0-7.5
Rate of increase in compensation levels of covered employees	5.0-11.0	5.0-9.0	7.0-8.0
Rate of return on plan assets	7.0-8.0	7.0-7.2	6.0-7.0
Mortality rates used are based on the published “Indian Assured Lives Mortality (2012-2014) Ultimate” table
*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments
The following benefit payments, which includes benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2021	Rs.	969.5
2022		784.2
2023		679.2
2024		602.3
2025		538.1
2026 - 2030		2,352.8

Schedule of Allocation of Plan Assets	As at March 31, 2020, the plan assets as a percentage of the total funds were as follows:

	As of March 31, 2020
	Funds managed by insurance company (1)*	Funds managed by insurance company (2)*	Funds managed by trust
Government securities	81.2%	17.8%	37.5%
Debenture and bonds	13.8%	32.0%	38.2%
Equity securities	4.9%	48.1%	—
Other	0.1%	2.1%	24.3%

Total	100.0%	100.0%	100.0%

*	The data pertaining to plan investment assets measured at fair value by level and total at March 31, 2020 are provided separately.

Pension
Schedule of Defined Benefit Plans Disclosures
The following table sets out the funded status of the pension plan and the amounts recognized in the Bank’s financial statements as of March 31, 2019 and March 31, 2020:

	As of March 31,
	2019		2020		2020
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	722.8	Rs.	677.6	US$	9.0
Service cost		7.7		6.5		0.1
Interest cost		66.3		45.3		0.6
Actuarial (gains)/losses		6.5		15.3		0.2
Benefits paid		(125.7)		(146.5)		(1.9)

Projected benefit obligation, end of the period		677.6		598.2		8.0

Change in plan assets:
Fair value of plan assets, beginning of the period		313.0		219.5		2.9
Expected return on plan assets		18.6		11.0		0.1
Actuarial gains/(losses)		4.8		2.9		—

Actual return on plan assets		23.4		13.9		0.1
Employer contributions		8.8		8.3		0.1
Benefits paid		(125.7)		(146.5)		(1.9)

Fair value of plan assets, end of the period		219.5		95.2		1.2

Funded Status	Rs.	(458.1)	Rs.	(503.0)	US$	(6.8)

Schedule of Net Benefit Costs
Net pension cost for the years ended March 31, 2018, March 31, 2019 and March 31, 2020 was comprised of the following components:

	As of March 31,
	2018		2019		2020		2020
	(In millions)
Service cost	Rs.	7.6	Rs.	7.7	Rs.	6.5	US$	0.1
Interest cost		57.9		66.3		45.3		0.6
Expected return on plan assets		(23.6)		(18.6)		(11.0)		(0.1)
Actuarial (gains)/losses		16.7		1.7		12.4		0.2

Net pension cost*	Rs.	58.6	Rs.	57.1	Rs.	53.2	US$	0.8

*	Effective April 1, 2018, the Bank adopted ASU 2017-07 Compensation- Retirement Benefits (Topic 715) -Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. Accordingly, service cost is reported in the Consolidated Statements of Income in line Non-interest expense-salaries and staff benefits and other components of net benefit cost is reported in the Consolidated Statements of Income in line Non-interest expense –Administrative and other. The amendments have been applied retrospectively.

Schedule of Assumptions Used
The assumptions used in accounting for the pension plan are set out below:

	Fiscal years ended March 31,
	2018	2019	2020
	(% per annum)
Discount rate*	8.0	8.4	7.5
Rate of increase in compensation levels of covered employees	8.0	8.0	7.0
Rate of return on plan assets	7.0	7.0	7.0
Mortality rates used are based on the published “Indian Assured Lives Mortality (2012-2014) Ultimate” table
*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments
The following benefit payments, which include benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2021	Rs.	46.6
2022		43.7
2023		14.1
2024		21.3
2025		18.1
2026-2030		102.3

Schedule of Allocation of Plan Assets	The weighted-average asset allocation of the said plan assets for the pension benefits as at March 31, 2020 is as follows:

Asset category	Funds managed by trust
Government securities	20.8%
Debenture and bonds	17.1%
Other	62.1%

Total	100.0%